Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of estimated amortization expense
2013	$ 689
2014	476
2015	272
2016	70
2017	25
Banking intangibles [Member]
Summary of estimated amortization expense
2013	581
2014	378
2015	207
2016	18
2017	16
Banking intangibles [Member] | Core deposits intangible [Member]
Summary of estimated amortization expense
2013	574
2014	372
2015	201
2016	13
2017	11
Banking intangibles [Member] | Customer relationship intangible [Member]
Summary of estimated amortization expense
2013	7
2014	6
2015	6
2016	5
2017	5
Purchased software [Member]
Summary of estimated amortization expense
2013	108
2014	97
2015	65
2016	52
2017	9
Purchased software [Member] | Banking [Member]
Summary of estimated amortization expense
2013	89
2014	81
2015	62
2016	52
2017	9
Purchased software [Member] | Data processing [Member]
Summary of estimated amortization expense
2013	19
2014	16
2015	3
2016
2017